Key management compensation and related party transactions	12 Months Ended
Oct. 31, 2025
Disclosure of transactions between related parties [abstract]
Key management compensation and related party transactions [Text Block]

20. Key management compensation and related party transactions

The Company reports the following related party transactions:

(a) Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of the Company, including officers and directors. Compensation paid or payable to these individuals (or companies controlled by such individuals) is summarized as follows:

	2025	2024	2023
Professional, other fees, and salaries	$139,197	$77,823	$214,914
Stock-based compensation	-	-	82,946
	$139,197	$77,823	$297,860

During the year ended October 31, 2025 and 2024, there were no options awarded to key management. During the year ended October 31, 2023, key management were awarded 1,340,000 options as part of the total 3,000,000 issued.

(b) Trade payables and other liabilities

Included in accounts payable at October 31, 2025 is $nil payable to a corporation controlled by an officer of the Company (October 31, 2024 - $28,161). In addition, at October 31, 2025, accounts payable includes $nil payable to a director (October 31, 2024 - $2,436).